Restructuring and Asset Impairment Charges (Details) - Schedule of activities related to the restructuring program $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Total restructuring charges	$ 26,942
Charges against the reserve	(23,571)
Cash payment	(1,134)
Balance at December 31, 2022	2,237
Employee severance and related benefits [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Total restructuring charges	2,233
Charges against the reserve
Cash payment	(826)
Balance at December 31, 2022	1,407
Asset Impairment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Total restructuring charges	23,865
Charges against the reserve	(23,571)
Cash payment	(294)
Balance at December 31, 2022
Costs associated with Exit and Disposal Activities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Total restructuring charges	844
Charges against the reserve
Cash payment	(14)
Balance at December 31, 2022	$ 830